Summary Of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Useful Life Of Property And Equipment

Useful Life
Student computers	3 years
Computer hardware	3 years
Computer software	3 years
Web site development costs	3 years
Office equipment	5 years
Furniture and fixtures	7 years
Leasehold Improvements	3-12 years

Schedule Of Goodwill Additions

($ in millions)	Amount
Rollforward of Goodwill
Balance as of June 30, 2011	$55.6
Acquisition of certain Kaplan/Insight Assets	11.0
Other adjustments	0.1

Balance as of September 30, 2011	$66.7

Amount
($ in millions)
Rollforward of Goodwill
Balance as of June 30, 2009	$0.3
Middlebury Interactive Languages LLC	1.5

Balance as of June 30, 2010	$1.8
KC Distance Learning Corporation	34.5
The American Education Corporation	15.7
International School of Berne	2.8
Cardean Learning Group LLC (through Capital Education LLC)	0.8

Balance as of June 30, 2011	$55.6

Schedule Of Intangible Assets

	September 30, 2011			June 30, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Trade names	$23.3	$(1.8)	$21.5	$23.3	$(1.6)	$21.7
Customer and distributor relationships	16.5	(1.9)	14.6	16.5	(1.3)	15.2
Developed technology	1.5	(0.5)	1.0	1.5	(0.4)	1.1
Other	0.5	(0.2)	0.3	0.5	(0.2)	0.3

	$41.8	$(4.4)	$37.4	$41.8	$(3.5)	$38.3

	2011			2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Trade names	$23.3	$(1.6)	$21.7	$14.0	$(0.2)	$13.8
Customer and distributor relationships	16.5	(1.3)	15.2	—	—	—
Developed technology	1.5	(0.4)	1.1	—	—	—
Other	0.5	(0.2)	0.3	0.5	(0.2)	0.3

	$41.8	$(3.5)	$38.3	$14.5	$(0.4)	$14.1

Schedule Of Calculation Of Basic And Diluted Net Income Per Share

	Three Months Ended September 30,
	2011	2010
	(In thousands except shares and per share data)
Basic earnings per share computation:
Net income — K12	$4,600	$2,198
Amount allocated to participating Series A stockholders	$(330)	$(137)

Income available to common stockholders — basic	$4,270	$2,061

Weighted average common shares — basic historical	35,629,836	30,343,696

Basic net income per share	$0.12	$0.07

Dilutive earnings per share computation:
Net income — K12	$4,600	$2,198
Amount allocated to participating Series A stockholders	$(330)	$(137)

Income available to common stockholders — diluted	$4,270	$2,061

Share computation:
Weighted average common shares — basic historical	35,629,836	30,343,696
Effect of dilutive stock options and restricted stock awards	324,239	461,410

Weighted average common shares outstanding — diluted	35,954,075	30,805,106

Diluted net income per share	$0.12	$0.07

	Year Ended June 30,
	2011	2010	2009
	(In thousands except shares and per share data)
Basic earnings per share computation:
Net income — K12	$12,792	$21,525	$12,315
Amount allocated to participating Series A stockholders	$(1,031)	$—	$—

Income available to common stockholders — basic	$11,761	$21,525	$12,315

Weighted average common shares — basic historical	31,577,758	29,791,973	28,746,188

Basic net income per share	$0.37	$0.72	$0.43

Dilutive earnings per share computation:
Net income — K12	$12,792	$21,525	$12,315
Amount allocated to participating Series A stockholders	$(1,031)	$—	$—

Income available to common stockholders — diluted	$11,761	$21,525	$12,315

Share computation:
Weighted average common shares — basic historical	31,577,758	29,791,973	28,746,188
Effect of dilutive stock options and restricted stock awards	537,003	456,710	893,786

Weighted average common shares outstanding — diluted	32,114,761	30,248,683	29,639,974

Diluted net income per share	$0.37	$0.71	$0.42

Schedule Of Fair Value Of Assets And Liabilities Measured On A Recurring Basis

	Fair Value Measurements Using:
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Input (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,200	$—	$—	$17,200
Investment in Web International Education Group	$10,000	$—	$—	$10,000

Total	$27,200	$—	$—	$27,200

	Fair Value Measurements Using:
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Input (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,200	$—	$—	$17,200
Investment in Web International Education Group	10,000	$—	$—	10,000

Total	$27,200	$—	$—	$27,200

	Fair Value Measurements Using:
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Input (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,374	$—	$—	$17,374

Schedule Of Activity Related To Fair Value Measurements Categorized As Level 3 Of Valuation Hierarchy, Valued On A Recurring Basis

	Three Months Ended September 30, 2011
Description	Fair Value June 30, 2011	Purchases, Issuances, and Settlements	Unrealized Gains/(Losses)	Fair Value September 30, 2011
	(In thousands)
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,200	—	—	$17,200
Investment in Web International Education Group	$10,000	$—	$—	$10,000

Total	$27,200	$—	$—	$27,200

	Fair Value June 30, 2010	Purchases, Issuances, and Settlements	Net Unrealized Gains/(Losses)	Fair Value June 30, 2011
	(In thousands)
Investment in Web International Education Group	$—	$10,000	$—	$10,000
Redeemable Noncontrolling Interest in Middlebury Joint Venture	$17,374	$—	$(174)	$17,200

Total	$17,374	$10,000	$(174)	$27,200